Introduction and overview of Groups risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Introduction and overview of Group's risk management
Export sales	$ 0
Foreign exchange risk | Euro
Introduction and overview of Group's risk management
Rate of change	5.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (15,726)	$ (18,652)	$ (11,740)
Effect of US Dollar strengthening on loss	$ 15,726	$ 18,652	$ 11,740
Foreign exchange risk | Rwandan Franc
Introduction and overview of Group's risk management
Rate of change	5.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (3,284)	$ (3,522)	$ (6,308)
Effect of US Dollar strengthening on loss	$ 3,284	$ 3,522	$ 6,308
Foreign exchange risk | Nigeria Naira
Introduction and overview of Group's risk management
Rate of change	5.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (106,595)	$ (114,799)	$ (104,540)
Effect of US Dollar strengthening on loss	$ 106,595	$ 114,799	$ 104,540
Foreign exchange risk | Zambian Kwacha
Introduction and overview of Group's risk management
Rate of change	5.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (11,078)	$ (10,808)	$ (9,807)
Effect of US Dollar strengthening on loss	$ 11,078	$ 10,808	$ 9,807
Foreign exchange risk | Brazil Real
Introduction and overview of Group's risk management
Rate of change	5.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (15,502)	$ (14,302)
Effect of US Dollar strengthening on loss	$ 15,502	$ 14,302
Foreign exchange risk | Kuwaiti Dinar
Introduction and overview of Group's risk management
Rate of change	5.00%	5.00%	5.00%
Effect of US Dollar weakening on loss	$ (424)	$ (250)
Effect of US Dollar strengthening on loss	$ 424	$ 250